Goodwill (Details) - USD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance, Goodwill		$ 173,560	$ 195,080
Goodwill arising from acquisition of Infogain (Note 3)		227,506
Reverse of goodwill arising from acquisition of Judge China	[1]		(26,302)
Goodwill arising from acquisition of Huanyu (Note 3)		50,045
Foreign currency translation adjustment		(3,321)	4,782
Ending Balance,Goodwill		$ 447,790	$ 173,560

[1]	The consideration of Judge China was reduced by $26,302 due to provision made on the receivable from Judge Asia as of June 30, 2018.